COMPANY OVERVIEW AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2023
Corporate information and statement of IFRS compliance [abstract]
Schedule of Company's Principal Operating Subsidiaries and Countries of Incorporation
The Company's principal operating subsidiaries and countries of incorporation as of December 31, 2023 were the following:

Country	Company
Argentina	Sistemas Globales S.A.
Argentina	IAFH Global S.A.
Brazil	Globant Brasil Consultoria LTDA
Chile	Sistemas Globales Chile Asesorías Limitada
Colombia	Sistemas Colombia S.A.S.
India	Globant India Private Limited
Italy	Sysdata SpA
Mexico	IAFH Globant IT Mexico S. de R.L. de C.V.
Moldova	Pentalog Chi SRL
Peru	Globant Peru S.A.C
Romania	Pentalog Romania SRL
Spain	Software Product Creation, S.L.
Spain	Sports Reinvention Entertainment Group S.L.
United Kingdom	Globant UK Limited
United States of America	Globant LLC
United States of America	Grupo Assa Corp
United States of America	Globant IT Services
Uruguay	Sistemas Globales Uruguay S.A.